UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2007

           Check here if Amendment [X]; Amendment Number:  1

                        This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ              5/21/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:    13
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Form 13F Information Table Value Total:   $ 995,813  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                March 31, 2007


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    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC    COM             02076X102     1,617      103,470 SH        SOLE                   103,470
ARACRUZ CELULOSE S A           SPON ADR PFD B  038496204     3,510       66,900 SH        SOLE                    66,900
CKX INC                        COM             12562M106   157,681   14,205,513 SH        SOLE                14,205,513
FOUNDATION COAL HLDGS INC      COM             35039W100    10,885      317,000 SH        SOLE                   317,000
INTEL CORP                     COM             458140100       704       36,820 SH        SOLE                    36,820
POGO PRODUCING CO              COM             730448107     7,210      149,900 SH        SOLE                   149,900
RENTRAK CORP                   COM             760174102     1,341       85,800 SH        SOLE                    85,800
SPRINT NEXTEL CORP             COM FON         852061100       307        7,199 SH        SOLE                     7,199
TELE NORTE LESTE PART S A      SPON ADR PFD    879246106     3,845      277,800 SH        SOLE                   277,800
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR   879278208     2,864      105,300 SH        SOLE                   105,300
TIME WARNER CABLE INC          CL A            88732J108   352,903    9,418,279 SH        SOLE                 9,418,279
VALERO ENERGY CORP NEW         COM             91913Y100    45,683      708,370 SH        SOLE                   708,370
VIRGIN MEDIA INC               COM             92769L101   407,263   16,129,237 SH        SOLE                16,129,237



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.